N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

No. You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Are There Transaction Charges?

Yes. You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

FEE TABLE CHARGES

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the Investment Options and optional benefits you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

FEE TABLE CHARGES APPENDIX A

	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.45%	0.80%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.08%	5.19%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.25%(5)	1.50%(6)
	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
	(4)	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Single Life.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take withdrawals from the Policy.

Lowest Annual Cost:

$515

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,283

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]

No. You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Transaction Charges [Text Block]

Yes. You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the Investment Options and optional benefits you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

FEE TABLE CHARGES APPENDIX A

	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.45%	0.80%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.08%	5.19%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.25%(5)	1.50%(6)
	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
	(4)	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Single Life.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take withdrawals from the Policy.

Lowest Annual Cost:

$515

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,283

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.45%	[1],[2],[3]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.80%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.19%	[4]
Optional Benefits Minimum [Percent]	1.25%	[5]
Optional Benefits Maximum [Percent]	1.50%	[6]
Lowest Annual Cost [Dollars]	$ 515
Highest Annual Cost [Dollars]	$ 6,283
Risks [Table Text Block]

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
What Are the Risks Related to the Insurance Company?

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength and is available upon request by contacting our Service Center at 800-255-9678.

Cover Page OVERVIEW OF THE POLICY

Investment Restrictions [Text Block]

Yes. In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute Portfolio Companies as Investment Options that are available under the Policy.

Key Information, Benefit Restrictions [Text Block]

Yes. Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

If your Policy has a GLWB2 rider that is currently active, you may allocate your Policy Value to any one of the three allowable GLWB Models. You may NOT allocate any Policy Value to the Subaccounts or the Fixed Account.

Tax Implications [Text Block]

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Investment Professional Compensation [Text Block]

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We do not pay commissions to these broker-dealers pursuant to a selling agreement. Please note that we do not pay third party financial professionals who charge an Advisory Fee any commission amounts.

Your investment professional may receive compensation for advising you to purchase this Policy, both in the form of Advisory Fee compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

Exchanges [Text Block]	Some representatives may have financial incentive to offer you a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy, rather than continue to own your current policy.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from an Investment Option or from the Policy or transfer Policy Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge)	0%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3)
Single Life	2.00%	1.25%(5)
Joint Spousal – for non-qualified and IRA (4) plans only	2.50%	1.50%(5)

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Traditional, SEP, Simple or Roth IRAs.
(5)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.08%	5.19%

*	Before any waivers and reductions.

Example

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses. The examples do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the costs would be higher.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

If you annuitize your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

If you do not surrender your Policy:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge)	0%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 10	[7]
Other Transaction Fee, Maximum [Dollars]	$ 14	[7]
Annual Contract Expenses [Table Text Block]

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3)
Single Life	2.00%	1.25%(5)
Joint Spousal – for non-qualified and IRA (4) plans only	2.50%	1.50%(5)

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Traditional, SEP, Simple or Roth IRAs.
(5)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

Administrative Expense, Maximum [Dollars]	$ 40	[8]
Administrative Expense, Current [Dollars]	$ 40	[8]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.80%	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%	[9]
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.08%	5.19%

*	Before any waivers and reductions.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *
Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	5.19%
Portfolio Company Expenses, Footnotes [Text Block]	Before any waivers and reductions.
Surrender Example [Table Text Block]

If you surrender your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

Annuitize Example [Table Text Block]

If you annuitize your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

No Surrender Example [Table Text Block]

If you do not surrender your Policy:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,252	$24,519	$40,474	$79,034
Maximum Expenses with GLWB2 – single life (1)	$7,768	$23,080	$38,098	$74,393
Maximum Policy Expenses without GLWB2 Rider (2)	$5,831	$17,323	$28,594	$55,829
Minimum Policy Expenses (3)	$540	$1,694	$2,952	$6,622

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-255-9678.

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks Partial withdrawals, including for Advisory Fees, may reduce the amount of the death benefit. Taxes and tax penalties may apply.

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fee Risks

Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•       Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.

•       Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

•       Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]

THE FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option (the “Fixed Account”), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually, however your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger. We may declare a higher current interest rate. During the first Policy Year, all monies in the Fixed Account will earn the current interest rate that was declared to be applicable in the month of issue. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be guaranteed until the next Policy Anniversary. During renewal Policy Years, all monies in the Fixed Account will earn the renewal interest rate. At any given time, there is only one interest rate that is being used to credit interest to the monies in the fixed account. Interest rates are guaranteed on a Policy Year basis.

You bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. The Insurance Company sets the interest rate which is not tied to a benchmark or other formula. We credit interest daily in the Fixed Account. At the end of a Policy Year, unless reallocation instructions are received, amounts remain invested in the Fixed Account. You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

The value of the Fixed Account, along with the value in the Registered Separate Account variable Investment Options, constitute the total Policy Value. There are no mortality and expense risk charges deducted from the Fixed Account, unlike as are deducted from value in the Registered Separate Account variable Investment Options. Decreases in the Fixed Account value, as a result of Transfer, Systematic Transfer Program, and partial withdrawals (including Advisor Fees) because they affect Policy Value, could result in your Policy or riders being canceled as described in the Minimum Policy Value section. See POLICY PROVISIONS AND LIMITATIONS. Additional information regarding how the value of the Fixed Account is calculated may be found under the PURCHASES AND POLICY VALUE section.

The Fixed Account is not an available investment option for Policies with the GLWB2 rider.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

Information regarding the features of the currently offered Fixed Option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in APPENDIX A.

▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
o	25% of the Fixed Account value on the date of the initial transfer during that year;
o	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
o	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy Value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy Anniversary, the most recent Policy Anniversary is the date the first transfer is made into the Fixed Account.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.

Transfers and Systematic Transfer Programs involving the Fixed Account may be limited to the terms defined in the Transfers, Dollar Cost Averaging, Portfolio Rebalancing and Earnings Sweep sections. See the POLICY PROVISIONS AND LIMITATIONS subsection.

All amounts allocated to the Fixed Account become assets of our General Account and are subject to the Insurance Company's claims paying ability. You should look solely to the financial strength of the Insurance Company for its claims-paying ability. Funds invested in the Fixed Account have not been registered and are not required to be registered under the Securities Act of 1933. The Fixed Account is not required to register as an investment company under the Investment Company Act of 1940 and is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account is subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Refer to the Policy for additional details regarding the Fixed Account.

Item 10. Benefits Available [Line Items]
Benefits Available [Table Text Block]

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

		Standard	None	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.00% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.50% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

*	Fee determined by applying % to Rider Charge Base

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Variable Option [Line Items]
Prospectuses Available [Text Block]

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to ALICTD@ameritas.com.

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to provide growth of capital.	American Funds ® IS Growth Fund, Class 1	0.34%	31.96%	19.12%	16.88%
	Capital Research and Management Company (SM)
Seeks to achieve long-term growth of capital and income.	American Funds ® IS Growth-Income Fund, Class 1	0.28%	24.55%	13.30%	12.49%
	Capital Research and Management Company (SM)
Seeks to provide long-term growth of capital.	American Funds ® IS International Fund, Class 1	0.53%	3.40%	1.48%	4.27%
	Capital Research and Management Company (SM)
Seeks to provide long-term capital appreciation.	American Funds ® IS New World Fund, Class 1	0.57%*	6.86%	4.80%	6.49%
	Capital Research and Management Company (SM)
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds ® IS Washington Mutual Investors Fund, Class 1	0.25%*	19.40%	12.47%	10.54%
	Capital Research and Management Company (SM)
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.64%	19.61%	9.41%	8.41%
	Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I	0.48%*	3.14%	4.39%	4.82%
	Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I	0.39%*	11.23%	7.14%	7.47%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio	0.28%*	24.63%	14.20%	12.75%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1]
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F	0.91%*	12.16%	5.48%	5.54%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F	0.88%*	10.17%	4.77%	5.26%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F	0.89%*	7.70%	3.69%	4.56%
	Calvert Research and Management /
	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio	0.31%*	15.10%	10.74%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio	0.21%	5.38%	0.81%	1.53%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To seek total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio	0.28%*	11.99%	7.77%	6.95%
	Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA International Small Portfolio	0.39%	3.82%	4.11%	5.91%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited

Type / Investment Objective	Portfolio Company and Adviser/Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
To achieve long-term capital appreciation.	DFA VA International Value Portfolio	0.28%	6.62%	7.08%	5.62%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio	0.12%	5.48%	1.91%	1.57%
	Dimensional Fund Advisors LP /
	Dimensional Fund Advisors Ltd. and DFA Australia Limited
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio	0.21%	13.38%	8.43%	8.52%
	Dimensional Fund Advisors LP
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio	0.28%	8.14%	12.55%	9.46%
	Dimensional Fund Advisors LP
Long-term growth of capital.	DWS Capital Growth VIP, Class A	0.49%	26.62%	15.71%	14.88%
	DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)	0.86%*	9.37%	3.77%	5.39%
	DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A	0.84%*	6.21%	5.88%	5.58%
	DWS Investment Management Americas, Inc.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]	0.56%	33.79%	17.04%	13.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]	0.47%	15.35%	10.08%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]	0.25%	5.10%	2.33%	1.62%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [3]	0.56%	30.39%	18.93%	16.63%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3]	0.81%*, **	8.97%	2.74%	4.17%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]	0.38%	1.79%	0.46%	1.93%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]	0.57%	17.49%	11.34%	9.21%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3]	0.73%	5.01%	5.76%	6.32%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.
The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]	0.64%	6.08%	2.81%	3.60%
	Fidelity Management & Research Company LLC /
	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2	0.75%*	-11.37%	-4.85%	-2.03%
	Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I	0.85%	34.89%	15.84%	14.16%
	Invesco Advisers, Inc.

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I	0.90%	0.62%	3.23%	4.36%
	Invesco Advisers, Inc.
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II	0.47%*	1.82%	1.47%	1.98%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Capital growth.	LVIP American Century International Fund, Standard Class II	0.95%*	2.61%	3.54%	4.93%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II	0.86%*	8.73%	7.29%	8.03%
	Lincoln Financial Investments Corporation /
	American Century Investment Management, Inc.
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class	0.80%*	14.72%	9.10%	11.70%
	Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.89%*	3.09%	3.89%	5.21%
	Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class	0.79%*	11.66%	5.88%	6.29%
	Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	1.25%*	7.82%	1.29%	3.08%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Company
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	1.05%	8.82%	7.11%	5.65%
	Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	0.89%	25.84%	13.97%	11.44%
	Neuberger Berman Investment Advisers LLC
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	2.28%*	4.16%	7.10%	1.65%
	Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class	0.79%	2.53%	-0.03%	1.53%
	Pacific Investment Management Company LLC
Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.	Rydex Government Long Bond 1.2x Strategy Fund	1.40%*	-12.45%	-10.37%	-4.04%
	Guggenheim Investments
Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.	Rydex Inverse Government Long Bond Strategy Fund	5.06%*	16.91%	7.26%	1.10%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.	Rydex Inverse NASDAQ-100® Strategy Fund	1.79%*	-15.79%	-18.59%	-17.35%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis. [2]	Rydex Inverse S&P 500® Strategy Fund	1.75%*	-13.11%	-13.36%	-12.21%
	Guggenheim Investments
Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.	Rydex NASDAQ-100® Fund	1.70%*	23.91%	17.87%	16.48%
	Guggenheim Investments
Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [2]	Rydex Nova Fund	1.68%*	32.76%	16.37%	15.44%
	Guggenheim Investments

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.	Rydex Precious Metals Fund	1.64%*	8.12%	4.01%	6.67%
	Guggenheim Investments
Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.	Rydex Russell 2000® 1.5x Strategy Fund	1.81%*	10.95%	4.79%	6.95%
	Guggenheim Investments
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio	0.74%	35.51%	14.46%	14.77%
	T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio	1.30%*	-2.27%	10.31%	5.45%
	Third Avenue Management LLC
Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.	Vanguard® Balanced Portfolio [5]	0.20%	14.80%	8.18%	8.37%
	Wellington Management Company, LLP
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5]	0.12%	7.49%	4.04%	4.90%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5]	0.28%	14.89%	12.24%	9.76%
	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5]	0.29%	15.12%	9.85%	9.89%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5]	0.14%	24.84%	14.36%	12.95%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5]	0.13%	2.03%	-0.23%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5]	0.34%	33.14%	15.96%	14.67%
	Wellington Management Company, LLP
Seeks to provide a high and sustainable level of current income.	Vanguard® High Yield Bond Portfolio [5]	0.24%	6.30%	3.37%	4.53%
	Wellington Management Company, LLP and The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5]	0.31%	9.01%	6.27%	8.40%
	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5]	0.17%	15.08%	9.70%	9.41%
	The Vanguard Group, Inc.
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5]	0.12%	10.32%	6.06%	6.52%
	The Vanguard Group, Inc.
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5]	0.26%	4.74%	2.84%	4.99%
	The Vanguard Group, Inc.
Seeks to provide current income while maintaining limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5]	0.14%	4.89%	1.97%	2.24%
	The Vanguard Group, Inc.
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6]	0.29%	11.38%	6.96%	8.66%
	The Vanguard Group, Inc. and ArrowMark Partners
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5]	0.14%	1.24%	-0.39%	1.25%
	The Vanguard Group, Inc.
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5]	0.08%	5.06%	4.23%
	The Vanguard Group, Inc.

Type / Investment Objective	Portfolio Company and Adviser /Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2024
			1 year	5 year	10 year
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5]	0.13%	23.71%	13.67%	12.37%
	The Vanguard Group, Inc.

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2024, reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.67%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

Additional Note Regarding Policies with GLWB2 Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

FIXED OPTIONS AVAILABLE UNDER THE POLICY

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year (3)	1%(4)

(1)	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL

DESCRIPTION OF THE POLICY.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year (3)	1%(4)

(1)	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to ALICTD@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL

DESCRIPTION OF THE POLICY.

Fixed Option Available, Name	Fixed Account (1) (2)	[10],[11]
Fixed Option Available, Term	1 year	[12]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%	[13]
American Funds I S Growth Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds ® IS Growth Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.96%
Average Annual Total Returns, 5 Years [Percent]	19.12%
Average Annual Total Returns, 10 Years [Percent]	16.88%
American Funds I S Growth Income Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds ® IS Growth-Income Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	12.49%
American Funds I S International Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds ® IS International Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.27%
American Funds I S New World Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds ® IS New World Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.57%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
American Funds I S Washington Mutual Investors Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds ® IS Washington Mutual Investors Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.25%	[14]
Average Annual Total Returns, 1 Year [Percent]	19.40%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Calvert V P S R I Balanced Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C V T E A F E International Index Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the MSCI EAFE Index.
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%	[14]
Average Annual Total Returns, 1 Year [Percent]	3.14%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	4.82%
C V T Russell 2000 Small Cap Index Portfolio Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the Russell 2000 Index.
Portfolio Company Name [Text Block]	CVT Russell 2000 Small Cap Index Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1]	[15]
Current Expenses [Percent]	0.39%	[14]
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.47%
C V T S P 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the S&P 500 Index. [2]	[16]
Portfolio Company Name [Text Block]	CVT S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1]	[15]
Current Expenses [Percent]	0.28%	[14]
Average Annual Total Returns, 1 Year [Percent]	24.63%
Average Annual Total Returns, 5 Years [Percent]	14.20%
Average Annual Total Returns, 10 Years [Percent]	12.75%
C V T Volatility Managed Growth Portfolio Class F [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and income.
Portfolio Company Name [Text Block]	CVT Volatility Managed Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.91%	[14]
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	5.54%
C V T Volatility Managed Moderate Growth Portfolio Class F [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income and growth.
Portfolio Company Name [Text Block]	CVT Volatility Managed Moderate Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.88%	[14]
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	5.26%
C V T Volatility Managed Moderate Portfolio Class F [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income.
Portfolio Company Name [Text Block]	CVT Volatility Managed Moderate Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management /
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.89%	[14]
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	4.56%
D F A V A Equity Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA Equity Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.31%	[14]
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	10.74%
D F A V A Global Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	DFA VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
D F A V A Global Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%	[14]
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	6.95%
D F A V A International Small Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
D F A V A International Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
D F A V A Short Term Fixed Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP /
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
D F A V A U S Large Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
D F A V A U S Targeted Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%
D W S Capital Growth V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	DWS Capital Growth VIP, Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.62%
Average Annual Total Returns, 5 Years [Percent]	15.71%
Average Annual Total Returns, 10 Years [Percent]	14.88%
D W S International Opportunities V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.86%	[14]
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.39%
D W S Small Mid Cap Value V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP, Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.84%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Fidelity V I P Contrafund Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity V I P Equity Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index. [2]	[16]
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity V I P Government Money Market Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4]	[17],[18]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Fidelity V I P Growth Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Fidelity V I P High Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.81%	[14],[19]
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Fidelity V I P Investment Grade Bond Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Fidelity V P Mid Cap Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity V I P Overseas Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Fidelity V I P Strategic Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio, Initial Class [3]	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.08%
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	3.60%
F T V I P T Templeton Global Bond V I P Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.
Portfolio Company Name [Text Block]	FTVIPT Templeton Global Bond VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[14]
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
Invesco V I American Franchise Fund Series 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund, Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	34.89%
Average Annual Total Returns, 5 Years [Percent]	15.84%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Invesco V I E Q V International Equity Fund Series 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund, Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.36%
L V I P American Century Inflation Protection Fund Standard Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation /
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%	[14]
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.98%
L V I P American Century International Fund Standard Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation /
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%	[14]
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	4.93%
L V I P American Century Mid Cap Value Fund Standard Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation /
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.03%
M F S Mid Cap Growth Series Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.80%	[14]
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	11.70%
M F S Research International Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%	[14]
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	5.21%
M F S Utilities Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[14]
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Morgan Stanley V I F Emerging Markets Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc. /
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.25%	[14]
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Neuberger Berman A M T Mid Cap Intrinsic Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.65%
Neuberger Berman A M T Sustainable Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
P I M C O Commodity Real Return Strategy Portfolio Administrative Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.28%	[14]
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	1.65%
P I M C O Total Return Portfolio Administrative Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio, Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	2.53%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.53%
Rydex Government Long Bond 1. 2x Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Portfolio Company Name [Text Block]	Rydex Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.40%	[14]
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	(10.37%)
Average Annual Total Returns, 10 Years [Percent]	(4.04%)
Rydex Inverse Government Long Bond Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.
Portfolio Company Name [Text Block]	Rydex Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	5.06%	[14]
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Rydex Inverse N A S D A Q 100 Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.
Portfolio Company Name [Text Block]	Rydex Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%	[14]
Average Annual Total Returns, 1 Year [Percent]	(15.79%)
Average Annual Total Returns, 5 Years [Percent]	(18.59%)
Average Annual Total Returns, 10 Years [Percent]	(17.35%)
Rydex Inverse S P 500 Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis. [2]	[16]
Portfolio Company Name [Text Block]	Rydex Inverse S&P 500® Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%	[14]
Average Annual Total Returns, 1 Year [Percent]	(13.11%)
Average Annual Total Returns, 5 Years [Percent]	(13.36%)
Average Annual Total Returns, 10 Years [Percent]	(12.21%)
Rydex N A S D A Q 100 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Portfolio Company Name [Text Block]	Rydex NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.70%	[14]
Average Annual Total Returns, 1 Year [Percent]	23.91%
Average Annual Total Returns, 5 Years [Percent]	17.87%
Average Annual Total Returns, 10 Years [Percent]	16.48%
Rydex Nova Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. [2]	[16]
Portfolio Company Name [Text Block]	Rydex Nova Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.68%	[14]
Average Annual Total Returns, 1 Year [Percent]	32.76%
Average Annual Total Returns, 5 Years [Percent]	16.37%
Average Annual Total Returns, 10 Years [Percent]	15.44%
Rydex Precious Metals Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Portfolio Company Name [Text Block]	Rydex Precious Metals Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.64%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Rydex Russell 20001. 5 Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
Portfolio Company Name [Text Block]	Rydex Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.81%	[14]
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	6.95%
T Rowe Price Blue Chip Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	14.77%
Third Avenue Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.30%	[14]
Average Annual Total Returns, 1 Year [Percent]	(2.27%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Vanguard Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and reasonable current income, with moderate risk.
Portfolio Company Name [Text Block]	Vanguard® Balanced Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Vanguard Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Conservative Allocation Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Vanguard Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and income growth.
Portfolio Company Name [Text Block]	Vanguard® Diversified Value Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Vanguard Equity Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Vanguard Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® Equity Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Vanguard Global Bond Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Portfolio Company Name [Text Block]	Vanguard® Global Bond Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Vanguard Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Growth Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
Vanguard High Yield Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high and sustainable level of current income.
Portfolio Company Name [Text Block]	Vanguard® High Yield Bond Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Vanguard International Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® International Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Vanguard Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® Mid-Cap Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Vanguard Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard® Moderate Allocation Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Vanguard Real Estate Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Vanguard Short Term Investment Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income while maintaining limited price volatility.
Portfolio Company Name [Text Block]	Vanguard® Short-Term Investment-Grade Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Vanguard Small Company Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Small Company Growth Portfolio [5,6]	[20],[21]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. and ArrowMark Partners
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Vanguard Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Vanguard Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Portfolio Company Name [Text Block]	Vanguard® Total International Stock Market Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Vanguard Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Name [Text Block]	Vanguard® Total Stock Market Index Portfolio [5]	[20]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Purpose of Benefit [Text Block]

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Limitations, Restrictions, and Risks of Benefit [Text Block]

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Name of Benefit [Text Block]	Standard Death Benefit
Portfolio Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Earnings Sweep Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep Program
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Earnings Sweep Program
G L W B 2 Single Life Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[22]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[22]
Brief Restrictions / Limitations [Text Block]

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life
G L W B 2 Rider Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[22]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[22]
Brief Restrictions / Limitations [Text Block]

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only
Risk Of Loss From Poor Performance [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-255-9678.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Insurance Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Not A Short Term Investment [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
Investment Options Risks [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.
Insurance Company Risks [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength and is available upon request by contacting our Service Center at 800-255-9678.
Fixed Account Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Policy Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Partial Withdrawal Risks Partial withdrawals, including for Advisory Fees, may reduce the amount of the death benefit. Taxes and tax penalties may apply.
Limitations On Access To Cash Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

G L W B 2 Rider Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fee Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Advisory Fee Risks

Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•       Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.

•       Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

•       Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

Transfer Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential For Increased Charges [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

G L W B 2 Rider Single Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[23]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[23]
G L W B 2 Singe Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[23],[24]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[23],[24]
G L W B 2 Rider Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[23],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[23],[25]
G L W B 2 Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[23],[24],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[23],[24],[25]
Maximum Expenses G L W B 2 Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,252	[26]
Surrender Expense, 3 Years, Maximum [Dollars]	24,519	[26]
Surrender Expense, 5 Years, Maximum [Dollars]	40,474	[26]
Surrender Expense, 10 Years, Maximum [Dollars]	79,034	[26]
Annuitized Expense, 1 Year, Maximum [Dollars]	8,252	[27]
Annuitized Expense, 3 Years, Maximum [Dollars]	24,519	[27]
Annuitized Expense, 5 Years, Maximum [Dollars]	40,474	[27]
Annuitized Expense, 10 Years, Maximum [Dollars]	79,034	[27]
No Surrender Expense, 1 Year, Maximum [Dollars]	8,252	[28]
No Surrender Expense, 3 Years, Maximum [Dollars]	24,519	[28]
No Surrender Expense, 5 Years, Maximum [Dollars]	40,474	[28]
No Surrender Expense, 10 Years, Maximum [Dollars]	79,034	[28]
Maximum Expense G L W B 2 Single Life [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	7,768	[26]
Surrender Expense, 3 Years, Maximum [Dollars]	23,080	[26]
Surrender Expense, 5 Years, Maximum [Dollars]	38,098	[26]
Surrender Expense, 10 Years, Maximum [Dollars]	74,393	[26]
Annuitized Expense, 1 Year, Maximum [Dollars]	7,768	[27]
Annuitized Expense, 3 Years, Maximum [Dollars]	23,080	[27]
Annuitized Expense, 5 Years, Maximum [Dollars]	38,098	[27]
Annuitized Expense, 10 Years, Maximum [Dollars]	74,393	[27]
No Surrender Expense, 1 Year, Maximum [Dollars]	7,768	[28]
No Surrender Expense, 3 Years, Maximum [Dollars]	23,080	[28]
No Surrender Expense, 5 Years, Maximum [Dollars]	38,098	[28]
No Surrender Expense, 10 Years, Maximum [Dollars]	74,393	[28]
Maximum Expense Without G L W B 2 Rider [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	5,831	[29]
Surrender Expense, 3 Years, Maximum [Dollars]	17,323	[29]
Surrender Expense, 5 Years, Maximum [Dollars]	28,594	[29]
Surrender Expense, 10 Years, Maximum [Dollars]	55,829	[29]
Annuitized Expense, 1 Year, Maximum [Dollars]	5,831	[30]
Annuitized Expense, 3 Years, Maximum [Dollars]	17,323	[30]
Annuitized Expense, 5 Years, Maximum [Dollars]	28,594	[30]
Annuitized Expense, 10 Years, Maximum [Dollars]	55,829	[30]
No Surrender Expense, 1 Year, Maximum [Dollars]	5,831	[31]
No Surrender Expense, 3 Years, Maximum [Dollars]	17,323	[31]
No Surrender Expense, 5 Years, Maximum [Dollars]	28,594	[31]
No Surrender Expense, 10 Years, Maximum [Dollars]	55,829	[31]
Minimum Policy Expenses [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Minimum [Dollars]	540	[32]
Surrender Expense, 3 Years, Minimum [Dollars]	1,694	[32]
Surrender Expense, 5 Years, Minimum [Dollars]	2,952	[32]
Surrender Expense, 10 Years, Minimum [Dollars]	6,622	[32]
Annuitized Expense, 1 Year, Minimum [Dollars]	540	[33]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,694	[33]
Annuitized Expense, 5 Years, Minimum [Dollars]	2,952	[33]
Annuitized Expense, 10 Years, Minimum [Dollars]	6,622	[33]
No Surrender Expense, 1 Year, Minimum [Dollars]	540	[34]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,694	[34]
No Surrender Expense, 5 Years, Minimum [Dollars]	2,952	[34]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 6,622	[34]

[1]	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
[2]	The total of mortality and expense risk charge plus administrative fee.
[3]	As a percentage of average daily net assets in the Subaccounts.
[4]	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
[5]	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Single Life.
[6]	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.
[7]	Charges and Fees are more fully explained in the CHARGES section.
[8]	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
[9]	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
[10]	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
[11]	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
[12]	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
[13]	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.
[14]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2024, reflect temporary fee reductions under such an arrangement.
[15]	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
[16]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[17]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
[18]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[19]	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.67%.
[20]	Vanguard is a trademark of The Vanguard Group, Inc.
[21]	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.
[22]	Fee determined by applying % to Rider Charge Base
[23]	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
[24]	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.
[25]	Traditional, SEP, Simple or Roth IRAs.
[26]	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
[27]	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.19%.
[28]	Maximum Policy Expenses
[29]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
[30]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
[31]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.19%.
[32]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.
[33]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.
[34]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.08%.